Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 196,113,315	$ 119,561,152	$ 136,859,336	$ 133,269,694
Deferred tax assets	784,063	2,837,892
Other current assets	4,695,947	3,624,590
Total current assets	262,706,996	189,687,747
Investment in subsidiaries and VIEs	14,742,364	6,055,343
Non-current deferred tax assets	1,494,769	1,105,816
Other non-current assets	1,220,033	1,025,917
Total assets	303,254,657	205,369,468
Current liabilities
Other current liabilities	15,227,247	6,631,634
Total current liabilities	62,813,010	26,324,718
Uncertain tax position liabilities	1,650,399	1,451,897
Other non-current liabilities	3,596,295	2,087,028
Total liabilities	68,059,704	29,863,643
Shareholders' equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012 and 28,715,883 shares issued and 27,648,067 shares outstanding as of December 31, 2013	14,358	14,140
Treasury stock (845,139 and 1,067,816 ordinary shares as of December 31, 2012 and 2013, respectively)	(11,675,955)	(8,520,763)
Additional paid-in capital	129,687,092	123,310,962
Retained earnings	97,118,620	53,357,034
Accumulated other comprehensive income	9,281,049	5,049,978
Total shareholders' equity	224,425,164	173,211,351
Total Liabilities and Equity	303,254,657	205,369,468
Parent Company
Current assets
Cash and cash equivalents	42,689,231	50,987,910	84,371,832	105,813,807
Due from subsidiaries and VIEs	38,453,506	39,383,242
Deferred tax assets	64,755	52,879
Other current assets	730,102	418,211
Total current assets	81,937,594	90,842,242
Investment in subsidiaries and VIEs	144,678,555	80,456,741
Non-current deferred tax assets	389,615	361,338
Other non-current assets		2,217
Total assets	227,005,764	171,662,538
Current liabilities
Other current liabilities	691,734	339,302
Total current liabilities	691,734	339,302
Uncertain tax position liabilities	605,820	436,894
Other non-current liabilities	1,283,046	1,186,104
Total liabilities	2,580,600	1,962,300
Shareholders' equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012 and 28,715,883 shares issued and 27,648,067 shares outstanding as of December 31, 2013	14,358	14,140
Treasury stock (845,139 and 1,067,816 ordinary shares as of December 31, 2012 and 2013, respectively)	(11,675,955)	(8,520,763)
Additional paid-in capital	129,687,092	119,799,849
Retained earnings	97,118,620	53,357,034
Accumulated other comprehensive income	9,281,049	5,049,978
Total shareholders' equity	224,425,164	169,700,238
Total Liabilities and Equity	$ 227,005,764	$ 171,662,538